Financial Instruments Risk (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Aging of Receivables	The Company’s aging of trade receivables, net was as follows:

	March 31, 2024	March 31, 2023
	$	$
0 – 60 days	33,239	28,355
61+ days	7,303	6,661
	40,542	35,016

Disclosure of Contractual Cash Flows from Lease Receivables
The Company’s undiscounted contractual cash flows from lease receivables is as follows:

		March 31, 2024
		$
Next 12 months		2,897
Over 1 year to 2 years		2,023
Over 2 years to 3 years		1,919
Over 3 years to 4 years		1,628
Over 4 years to 5 years		1,046
Thereafter		504
Total undiscounted lease payments receivable		10,017
Unearned finance income		(1,214)
Total lease receivable		8,803
Current	Note 4	(2,460)
Long-term		6,343

Disclosure of Accounts Payable and Accrued Liabilities
The composition of the Company’s accounts payable and accrued liabilities was as follows:

	March 31, 2024	March 31, 2023
	$	$
Trade payables	20,325	21,942
Accrued liabilities	20,097	33,608
Payroll liabilities	15,496	12,610
Excise tax payable	2,107	2,611
Income and sales tax payable	1,940	161
Other payables	145	486
	60,110	71,418

Disclosure of Gross Contractual Obligations
In addition to the commitments outlined in Note 25, the Company has the following undiscounted contractual obligations as at March 31, 2024, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year - 3 years	Over 3 years - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	58,563	58,563	—	—	—
Lease liabilities (2)	93,656	7,678	21,180	13,698	51,100
Loans and borrowings	57,259	52,361	4,898	—	—
Capital commitments(3)	3,217	3,217	—	—	—
	212,695	121,819	26,078	13,698	51,100
(1)Assumes the principal balance of the debentures outstanding at March 31, 2024 remains unconverted and includes the estimated interest payable until the maturity date.
(2)Includes interest payable until maturity date.
(3)Relates to remaining commitments that the Company has made to vendors for equipment purchases and capital projects pertaining to existing construction.